SEGMENT INFORMATION - Geographical information of non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Geographical information of non-current assets
Non-current assets	$ 15,113	$ 16,643
Russia
Geographical information of non-current assets
Non-current assets	5,969	6,116
Pakistan
Geographical information of non-current assets
Non-current assets	1,840	2,169
Algeria
Geographical information of non-current assets
Non-current assets	2,151	2,324
Bangladesh
Geographical information of non-current assets
Non-current assets	988	1,104
Ukraine
Geographical information of non-current assets
Non-current assets	552	556
Uzbekistan
Geographical information of non-current assets
Non-current assets	213	509
HQ
Geographical information of non-current assets
Non-current assets	55	38
Other
Geographical information of non-current assets
Non-current assets	$ 3,345	$ 3,827